Assets held for sale or exchange and liabilities related to assets held for sale or exchange - Summary of Assets Held for Sale or Exchange, and Liabilities Related to Assets Held for Sale or Exchange (Details) - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Assets held for sale or exchange	€ 89	€ 83	[1]	€ 325	[1]
Liabilities related to assets held for sale or exchange	€ 0	€ 32	[2]	€ 6	[2]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.